Related Party Transactions (Details Textual) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 09, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Compensation		$ 0	$ 91,061	$ 35,847	$ 152,517	$ 350,229	$ 210,407
Interest and Fee Income, Loans and Leases		1,223,919	931,715	2,260,759	1,735,200	3,648,427	2,477,876
Taxes and Licenses						34,662	5,093
Due to Officers or Stockholders		14,928		14,928		656,296	230,409
Payments to Acquire Furniture and Fixtures				116,105	0
JJV LLC [Member]
Related Party Transaction [Line Items]
Compensation						350,229	210,407
Due from Related Parties		1,104,022		1,104,022		1,229,022	1,515,000
Loan Processing Fee				52,902	244,152	636,260	541,600
Interest and Fee Income, Loans and Leases		31,321	$ 61,741	38,918	81,224	166,193	108,932
Taxes and Licenses				9,035	$ 0	20,392
Due to Officers or Stockholders		$ 14,928		$ 14,928		$ 64,794	60,499
Payments to Acquire Furniture and Fixtures	$ 92,806
Loan amount							$ 800,000